Loss Contingencies Arising From Representations And Warranties of Our Discontinued Mortgage Operations (Tables)	12 Months Ended
Apr. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Litigation And Related Contingencies
A rollforward of SCC's accrued liability for these loss contingencies is as follows:

(in 000s)
Year ended April 30,	2018	2017	2016
Balance, beginning of the year	$4,500	$65,265	$149,765
Loss provisions	—	235	4,000
Payments	(4,500)	(61,000)	(88,500)
Balance, end of the year	$—	$4,500	$65,265